Other assets and other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other assets and other liabilities
end of	2019	2018
Other assets (CHF million)
Cash collateral on derivative instruments	4,570	7,057
Cash collateral on non-derivative transactions	428	465
Derivative instruments used for hedging	183	33
Assets held-for-sale	8,971	6,744
of which loans [1]	8,886	6,630
of which real estate [2]	38	54
of which long-lived assets	47	60
Premises and equipment and right-of-use assets [3]	7,832	4,838
Assets held for separate accounts	111	125
Interest and fees receivable	4,688	5,055
Deferred tax assets	4,399	4,943
Prepaid expenses	431	613
of which cloud computing arrangement implementation costs	27	–
Failed purchases	1,643	1,283
Defined benefit pension and post-retirement plan assets	2,878	1,794
Other	3,475	4,509
Other assets	39,609	37,459
1 Included as of December 31, 2019 and 2018 were CHF 800 million and CHF 687 million, respectively, in restricted loans, which represented collateral on secured borrowings.
2
As of December 31, 2019 and 2018, real estate held-for-sale included foreclosed or repossessed real estate of CHF 9 million and CHF 13 million, respectively, of which CHF  9 million and CHF 10 million, respectively, were related to residential real estate.

3 Premises and equipment were previously presented separately in the consolidated balance sheet.
end of	2019	2018
Other liabilities (CHF million)
Cash collateral on derivative instruments	7,457	6,903
Cash collateral on non-derivative transactions	516	514
Derivative instruments used for hedging	48	8
Operating leases liabilities	3,213	–
Provisions	1,179	928
of which off-balance sheet risk	172	151
Restructuring liabilities	0	346
Liabilities held for separate accounts	111	125
Interest and fees payable	5,101	5,159
Current tax liabilities	678	927
Deferred tax liabilities	523	438
Failed sales	936	2,187
Defined benefit pension and post-retirement plan liabilities	455	518
Other	10,826	12,054
Other liabilities	31,043	30,107

Premises, equipment and right-of-use assets
Premises, equipment and right-of-use assets
end of	2019	2018
Premises and equipment (CHF million)
Buildings and improvements	1,436	1,617
Land	294	347
Leasehold improvements	1,855	1,880
Software	6,478	5,909
Equipment	1,887	1,805
Premises and equipment	11,950	11,558
Accumulated depreciation	(7,153)	(6,720)
Total premises and equipment, net	4,797	4,838
Right-of-use assets (CHF million)
Right-of-use assets-operating leases	3,035	–
Total premises and equipment and right-of-use assets	7,832	4,838

Depreciation and impairment
Depreciation, amortization and impairment
end of	2019	2018	2017
CHF million
Depreciation on premises and equipment	939	830	826
Impairment on premises and equipment	3	8	33
Amortization and impairment on right-of-use assets	324	–	–